JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.6%
Bahrain — 0.1%
Ahli United Bank BSC	124,823	115,888

Brazil — 9.7%
Alpargatas SA (Preference)	42,716	233,687
Ambev SA	221,772	628,551
Banco Bradesco SA (Preference)*	155,881	673,123
Banco BTG Pactual SA*	95,283	435,494
Banco do Brasil SA	61,790	381,206
Banco Santander Brasil SA	65,680	410,276
BB Seguridade Participacoes SA	29,774	130,196
Bradespar SA (Preference)	45,800	232,187
CCR SA	128,970	317,197
Centrais Eletricas Brasileiras SA	49,171	326,319
Cia Brasileira de Distribuicao	28,711	121,871
Cia de Saneamento Basico do Estado de Sao Paulo*	35,274	249,570
Cia de Transmissao de Energia Eletrica Paulista (Preference)	83,530	380,361
Cia Energetica de Minas Gerais (Preference)	184,734	459,565
Cia Energetica de Sao Paulo (Preference), Class B	43,277	190,627
Cia Paranaense de Energia (Preference)	370,936	504,352
Cia Siderurgica Nacional SA	17,024	81,656
Cielo SA	488,300	211,501
CPFL Energia SA	39,305	214,656
Dexco SA	130,507	368,657
EDP - Energias do Brasil SA	79,113	320,915
Embraer SA*	133,819	513,341
Energisa SA	28,551	236,146
Engie Brasil Energia SA	24,238	186,643
Equatorial Energia SA	75,797	328,305
Gerdau SA (Preference)	29,822	156,689
Getnet Adquirencia e Servicos para Meios de Pagamento SA*	50,567	31,616
Grendene SA	98,296	168,821
Hypera SA*	46,889	274,618
Itau Unibanco Holding SA (Preference)	133,015	638,760
Itausa SA (Preference)	165,980	320,076
Marfrig Global Foods SA	59,139	251,364
Metalurgica Gerdau SA (Preference)	98,801	216,577
Neoenergia SA	7,506	23,394
Petroleo Brasileiro SA (Preference)	262,096	1,597,719
Porto Seguro SA	8,902	33,310
Sao Martinho SA	62,825	436,099
SIMPAR SA	51,960	108,419
Telefonica Brasil SA	57,665	541,889
TIM SA*	111,355	279,536
TOTVS SA	27,757	153,000
Transmissora Alianca de Energia Eletrica SA	51,687	372,120
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	53,671	160,302
Vale SA	190,865	2,915,035
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	61,021	141,920
WEG SA	31,379	190,930

		17,148,596

Chile — 1.6%
Banco de Chile	3,218,331	322,024
Banco Santander Chile	6,474,358	320,999
CAP SA	18,030	202,429
Cencosud SA	244,945	451,178
Cia Cervecerias Unidas SA	21,911	181,834
Cia Sud Americana de Vapores SA	5,663,791	491,596
Colbun SA	1,933,944	159,889
Embotelladora Andina SA (Preference), Class B	78,087	167,735
Enel Americas SA	2,548,085	299,861
Enel Chile SA	1,415,968	55,473
Falabella SA	35,679	126,991

		2,780,009

China — 24.1%
Agile Group Holdings Ltd.(a)	70,000	37,107
An Hui Wenergy Co. Ltd., Class A	163,400	105,657
Angang Steel Co. Ltd., Class H	363,800	159,637
Anhui Conch Cement Co. Ltd., Class H	94,500	499,860
Anhui Expressway Co. Ltd., Class A	162,900	189,433
ANTA Sports Products Ltd.	20,800	312,318
BAIC Motor Corp. Ltd., Class H(b)	133,500	48,985
Bank of China Ltd., Class H	3,636,000	1,417,287
Bank of Communications Co. Ltd., Class A	347,600	259,583
Bank of Hangzhou Co. Ltd., Class A	127,700	285,270
Baoshan Iron & Steel Co. Ltd., Class A	244,200	272,076
Beijing Enterprises Holdings Ltd.	23,500	80,111
BGI Genomics Co. Ltd., Class A	10,100	133,152
Blue Sail Medical Co. Ltd., Class A	62,900	149,044
Bosideng International Holdings Ltd.	228,000	111,135
BYD Electronic International Co. Ltd.(a)	63,500	192,054
CGN Power Co. Ltd., Class H(b)	1,192,000	329,349
China CITIC Bank Corp. Ltd., Class H	1,001,000	477,572
China Coal Energy Co. Ltd., Class H(a)	76,000	42,534
China Communications Services Corp. Ltd., Class H	372,000	198,015
China Construction Bank Corp., Class H	1,686,000	1,293,750
China Everbright Bank Co. Ltd., Class H	300,000	112,709
China Feihe Ltd.(b)	199,000	275,966
China Hongqiao Group Ltd.	304,000	343,498
China International Marine Containers Group Co. Ltd., Class A	123,900	295,293
China Lesso Group Holdings Ltd.	138,000	239,914
China Longyuan Power Group Corp. Ltd., Class H	158,000	322,366

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

China Medical System Holdings Ltd.	191,000	319,835
China Merchants Bank Co. Ltd., Class H	92,000	768,948
China Merchants Port Holdings Co. Ltd.	110,000	203,298
China Minsheng Banking Corp. Ltd., Class H(a)	177,800	70,864
China National Building Material Co. Ltd., Class H	318,250	413,360
China National Chemical Engineering Co. Ltd., Class A	89,100	144,500
China National Nuclear Power Co. Ltd., Class A	242,900	271,494
China Petroleum & Chemical Corp., Class H	908,000	475,420
China Resources Cement Holdings Ltd.	204,000	175,793
China Resources Gas Group Ltd.	76,000	380,144
China Resources Land Ltd.	74,000	357,688
China Resources Pharmaceutical Group Ltd.(b)	167,000	81,665
China Resources Power Holdings Co. Ltd.	164,000	399,386
China Shenhua Energy Co. Ltd., Class H	251,000	617,371
China Vanke Co. Ltd., Class H	39,500	102,117
China Yangtze Power Co. Ltd., Class A	151,300	521,795
Chinese Universe Publishing and Media Group Co. Ltd., Class A	95,400	170,530
Chongqing Changan Automobile Co. Ltd., Class A	79,900	163,929
Chongqing Rural Commercial Bank Co. Ltd., Class H	76,000	27,856
CITIC Ltd.	381,000	427,903
Citic Pacific Special Steel Group Co. Ltd., Class A	72,176	248,326
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	76,000	28,776
COSCO SHIPPING Holdings Co. Ltd., Class H*(a)	345,350	628,271
COSCO SHIPPING Ports Ltd.	202,000	160,914
Country Garden Services Holdings Co. Ltd.	37,000	218,567
CSG Holding Co. Ltd., Class A	112,500	159,151
Daan Gene Co. Ltd., Class A	67,160	187,725
Dali Foods Group Co. Ltd.(b)	345,500	199,690
Datang International Power Generation Co. Ltd., Class H	506,000	94,794
Dongguan Development Holdings Co. Ltd., Class A	103,500	159,951
ENN Energy Holdings Ltd.	52,200	831,039
Foshan Haitian Flavouring & Food Co. Ltd., Class A	20,926	320,252
Fosun International Ltd.	88,576	100,502
Fujian Sunner Development Co. Ltd., Class A*	45,300	150,850
G-bits Network Technology Xiamen Co. Ltd., Class A	2,600	144,347
GD Power Development Co. Ltd., Class A	465,500	193,580
Great Wall Motor Co. Ltd., Class H	224,000	607,732
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	289,000	234,043
Guangdong Investment Ltd.	112,000	159,985
Guangxi Guiguan Electric Power Co. Ltd., Class A	231,800	198,270
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	22,000	56,177
Guangzhou R&F Properties Co. Ltd., Class H(a)	82,000	36,499
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	18,200	218,355
Haitian International Holdings Ltd.	88,000	228,947
Heilongjiang Agriculture Co. Ltd., Class A	108,100	225,748
Hello Group, Inc., ADR	7,949	77,344
Henan Shuanghui Investment & Development Co. Ltd., Class A	9,000	42,340
Hopson Development Holdings Ltd.	36,320	75,679
Huabao Flavours & Fragrances Co. Ltd., Class A	34,600	159,651
Huadian Power International Corp. Ltd., Class H(a)	386,000	141,099
Huadong Medicine Co. Ltd., Class A	38,500	222,290
Huaibei Mining Holdings Co. Ltd., Class A	84,400	149,864
Huapont Life Sciences Co. Ltd., Class A	227,400	222,151
Huaxin Cement Co. Ltd., Class B	124,500	221,778
Hubei Energy Group Co. Ltd., Class A	241,100	167,089
Hunan Valin Steel Co. Ltd., Class A	183,400	159,863
Industrial & Commercial Bank of China Ltd., Class H	2,017,000	1,221,991
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	131,616	307,102
Inner Mongolia Yitai Coal Co. Ltd., Class B	83,100	76,999
Intco Medical Technology Co. Ltd., Class A	25,500	213,087
Jiangling Motors Corp. Ltd., Class A	63,900	158,884
Jiangsu Expressway Co. Ltd., Class A	35,500	50,134
Jiangsu Hengli Hydraulic Co. Ltd., Class A	24,856	302,682
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	45,100	212,123
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	149,500	101,963
Jiangsu Zhongtian Technology Co. Ltd., Class A	123,900	327,492
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	94,900	174,430

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Jointo Energy Investment Co. Ltd. Hebei, Class A	201,100	137,925
Joyoung Co. Ltd., Class A	29,571	104,885
JOYY, Inc., ADR	2,946	148,950
Kingboard Holdings Ltd.	103,500	499,670
KingClean Electric Co. Ltd., Class A	45,918	181,823
Kingfa Sci & Tech Co. Ltd., Class A	40,400	72,465
Kunlun Energy Co. Ltd.	214,000	221,928
Kweichow Moutai Co. Ltd., Class A	4,500	1,343,959
LB Group Co. Ltd., Class A	68,400	263,744
Li Ning Co. Ltd.	128,500	1,253,903
Liuzhou Iron & Steel Co. Ltd., Class A	214,900	177,765
Livzon Pharmaceutical Group, Inc., Class A	28,800	158,929
Longfor Group Holdings Ltd.(c)	45,500	272,947
Maanshan Iron & Steel Co. Ltd., Class H	250,000	98,074
Metallurgical Corp. of China Ltd., Class A	305,600	177,749
Nanjing Iron & Steel Co. Ltd., Class A	373,400	214,415
Ningbo Sanxing Medical Electric Co. Ltd., Class A	76,000	173,739
Pharmaron Beijing Co. Ltd., Class H(b)	17,600	223,905
Ping An Insurance Group Co. of China Ltd., Class H	139,500	1,107,047
Postal Savings Bank of China Co. Ltd., Class H(b)	636,000	529,883
Sansteel Minguang Co. Ltd. Fujian, Class A	138,300	151,336
Sany Heavy Industry Co. Ltd., Class A	75,900	242,139
SDIC Power Holdings Co. Ltd., Class A	216,200	341,309
Seazen Group Ltd.*	140,000	94,710
Seazen Holdings Co. Ltd., Class A	37,900	198,173
Shaanxi Coal Industry Co. Ltd., Class A	163,000	323,741
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	53,000	164,781
Shandong Chenming Paper Holdings Ltd., Class A	211,400	224,411
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	77,640	374,043
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	160,800	198,169
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	16,900	32,997
Shenzhen Gas Corp. Ltd., Class A	167,800	205,465
Shenzhen Jinjia Group Co. Ltd., Class A	93,300	249,663
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,500	380,529
Shenzhen Overseas Chinese Town Co. Ltd., Class A	186,700	228,424
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	35,900	132,463
Shenzhou International Group Holdings Ltd.	36,600	679,111
Sinoma International Engineering Co., Class A	65,500	105,756
Sino-Ocean Group Holding Ltd.	356,000	87,432
Sinotruk Hong Kong Ltd.	146,500	217,913
Tangshan Jidong Cement Co. Ltd., Class A‡	86,200	155,747
TangShan Port Group Co. Ltd., Class A	809,800	347,021
Tian Di Science & Technology Co. Ltd., Class A	331,200	199,288
Tianhe Chemicals Group Ltd.*‡	20,000	—
Weichai Power Co. Ltd., Class A	116,856	288,751
Weifu High-Technology Group Co. Ltd., Class A	62,900	207,318
Wuliangye Yibin Co. Ltd., Class A	18,500	581,818
Xinhua Winshare Publishing and Media Co. Ltd., Class A	86,100	120,125
Xinxing Ductile Iron Pipes Co. Ltd., Class A	275,500	201,563
Xinyangfeng Agricultural Technology Co. Ltd., Class A	67,000	169,554
Yangzijiang Shipbuilding Holdings Ltd.	411,500	394,815
Yankuang Energy Group Co. Ltd., Class H	238,000	504,239
Yintai Gold Co. Ltd., Class A	102,820	134,575
Yuexiu Property Co. Ltd.	80,400	81,694
Yunnan Baiyao Group Co. Ltd., Class A	11,900	169,360
Zhejiang Expressway Co. Ltd., Class H	242,000	207,330
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	103,200	121,365
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	76,980	233,226
Zhejiang Semir Garment Co. Ltd., Class A	134,700	148,615
Zhejiang Weixing New Building Materials Co. Ltd., Class A	54,097	193,026
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	141,000	254,572
Zhongsheng Group Holdings Ltd.	49,000	376,424
Zhuzhou Kibing Group Co. Ltd., Class A	84,000	211,377
Zijin Mining Group Co. Ltd., Class H	272,000	353,113
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	301,400	197,405

		42,704,688

Colombia — 0.3%
Bancolombia SA (Preference)	37,620	335,816
Ecopetrol SA	72,977	53,848
Grupo Aval Acciones y Valores SA (Preference)	421,406	119,768

		509,432

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Czech Republic — 0.4%
CEZ A/S	11,613	430,882
Moneta Money Bank A/S(b)	30,724	132,558
O2 Czech Republic A/S	7,516	92,998

		656,438

Egypt — 0.2%
Commercial International Bank Egypt SAE*	29,154	95,560
ElSewedy Electric Co.	311,345	183,590

		279,150

Greece — 1.0%
Hellenic Telecommunications Organization SA	29,667	576,647
JUMBO SA	19,258	286,449
Mytilineos SA	23,530	402,518
OPAP SA	31,713	471,032

		1,736,646

Hong Kong — 0.3%
Kingboard Laminates Holdings Ltd.	152,500	261,546
Nine Dragons Paper Holdings Ltd.	225,000	224,746

		486,292

Hungary — 0.8%
Magyar Telekom Telecommunications plc	71,109	94,269
MOL Hungarian Oil & Gas plc	17,018	148,405
OTP Bank Nyrt.*	13,377	776,230
Richter Gedeon Nyrt.	15,174	399,938

		1,418,842

India — 11.0%
Asian Paints Ltd.	897	38,011
Aurobindo Pharma Ltd.	11,436	97,641
Bajaj Auto Ltd.	6,477	310,673
Bajaj Holdings & Investment Ltd.	673	46,734
Bharat Petroleum Corp. Ltd.	38,355	205,386
Cadila Healthcare Ltd.	10,992	60,126
Castrol India Ltd.	11,296	18,934
Cipla Ltd.	27,420	348,092
Colgate-Palmolive India Ltd.	4,614	88,340
Dabur India Ltd.	35,783	258,252
Divi’s Laboratories Ltd.	6,717	364,746
Dr Reddy’s Laboratories Ltd.	6,204	358,653
GAIL India Ltd.	16,026	31,250
Glenmark Pharmaceuticals Ltd.	8,901	58,272
HCL Technologies Ltd.	42,308	627,884
Hindalco Industries Ltd.	15,819	104,868
Hindustan Petroleum Corp. Ltd.	26,350	111,533
Hindustan Unilever Ltd.	49,629	1,517,519
Hindustan Zinc Ltd.	11,278	48,087
Housing Development Finance Corp. Ltd.	37,091	1,265,573
ICICI Lombard General Insurance Co. Ltd.(b)	3,804	70,316
Indian Oil Corp. Ltd.	55,521	93,930
Indus Towers Ltd.	68,027	231,631
Infosys Ltd.	150,288	3,535,933
ITC Ltd.	215,631	640,408
Jindal Steel & Power Ltd.*	17,110	89,721
JSW Steel Ltd.	27,187	231,619
Motherson Sumi Systems Ltd.	44,202	107,201
Motherson Sumi Wiring India Ltd.*‡	44,202	23,605
Mphasis Ltd.	2,480	104,146
Muthoot Finance Ltd.	1,528	30,017
Nestle India Ltd.	1,688	420,923
NHPC Ltd.	204,929	82,788
NMDC Ltd.	49,351	92,881
NTPC Ltd.	152,849	293,118
Oil & Natural Gas Corp. Ltd.	94,342	220,600
Oil India Ltd.	11,242	36,403
Petronet LNG Ltd.	46,002	132,246
Piramal Enterprises Ltd.	3,537	114,172
Power Grid Corp. of India Ltd.	93,681	271,515
REC Ltd.	41,633	77,700
Reliance Industries Ltd.	61,238	1,973,529
Steel Authority of India Ltd.	64,129	85,698
Sun Pharmaceutical Industries Ltd.	27,155	305,074
Tata Consultancy Services Ltd.	33,479	1,685,864
Tata Power Co. Ltd. (The)	201,492	670,750
Tata Steel Ltd.	29,681	437,662
Tech Mahindra Ltd.	5,584	111,466
Titan Co. Ltd.	10,875	346,762
Torrent Power Ltd.	10,027	73,701
United Breweries Ltd.	1,897	41,316
UPL Ltd.	18,720	196,131
Vedanta Ltd.	87,305	380,833
Wipro Ltd.	45,086	348,103

		19,518,336

Indonesia — 2.9%
Adaro Energy Tbk. PT	2,898,800	453,899
Astra International Tbk. PT	1,340,400	513,008
Bank Central Asia Tbk. PT	1,812,600	964,117
Bank Rakyat Indonesia Persero Tbk. PT	403,294	114,792
Bukit Asam Tbk. PT	1,110,700	221,181
Charoen Pokphand Indonesia Tbk. PT	827,300	363,518
Gudang Garam Tbk. PT	63,300	135,095
Hanjaya Mandala Sampoerna Tbk. PT	1,695,700	112,020
Indofood CBP Sukses Makmur Tbk. PT	124,900	75,933
Indofood Sukses Makmur Tbk. PT	533,700	235,361
Kalbe Farma Tbk. PT	2,579,200	294,110
Media Nusantara Citra Tbk. PT	2,499,200	148,330
Perusahaan Gas Negara Tbk. PT*	335,500	32,473
Sarana Menara Nusantara Tbk. PT	3,396,700	242,772
Telkom Indonesia Persero Tbk. PT	3,286,100	962,418
Unilever Indonesia Tbk. PT	312,200	87,807
XL Axiata Tbk. PT	1,131,600	262,725

		5,219,559

Kuwait — 1.8%
Agility Public Warehousing Co. KSC	166,370	553,778
Humansoft Holding Co. KSC	16,186	166,510
Kuwait Finance House KSCP	241,482	723,037
Mobile Telecommunications Co. KSCP	262,772	519,304

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

National Bank of Kuwait SAKP	340,771	1,168,140

		3,130,769

Malaysia — 2.2%
AMMB Holdings Bhd.*	47,900	37,409
Astro Malaysia Holdings Bhd.	279,300	64,061
Axiata Group Bhd.	291,800	259,347
DiGi.Com Bhd.	258,200	234,745
Hartalega Holdings Bhd.	201,000	282,375
Hong Leong Financial Group Bhd.	9,800	42,769
Kuala Lumpur Kepong Bhd.	8,700	44,898
Malayan Banking Bhd.	37,408	73,962
Maxis Bhd.	340,100	343,843
Nestle Malaysia Bhd.	6,700	211,708
Petronas Dagangan Bhd.	7,500	34,763
Petronas Gas Bhd.	102,400	416,070
PPB Group Bhd.	89,460	339,416
Press Metal Aluminium Holdings Bhd.	139,300	205,014
RHB Bank Bhd.	87,400	116,329
Supermax Corp. Bhd.	337,380	95,116
Telekom Malaysia Bhd.	240,400	290,628
Tenaga Nasional Bhd.	289,000	633,969
Top Glove Corp. Bhd.	460,900	234,552

		3,960,974

Mexico — 6.3%
Alfa SAB de CV, Class A	620,225	449,504
Alpek SAB de CV	20,030	24,003
America Movil SAB de CV, Series L	1,264,553	1,189,886
Arca Continental SAB de CV	75,680	446,640
Cemex SAB de CV*	1,233,792	756,018
Coca-Cola Femsa SAB de CV	62,405	329,118
El Puerto de Liverpool SAB de CV, Class C1	17,112	78,675
Fibra Uno Administracion SA de CV, REIT	396,510	407,505
Fomento Economico Mexicano SAB de CV	20,226	152,303
Gruma SAB de CV, Class B	37,644	492,303
Grupo Aeroportuario del Centro Norte SAB de CV	54,068	363,520
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	45,223	622,901
Grupo Aeroportuario del Sureste SAB de CV, Class B	26,926	545,281
Grupo Bimbo SAB de CV, Series A	185,822	582,473
Grupo Carso SAB de CV, Series A1	40,854	114,275
Grupo Financiero Banorte SAB de CV, Class O	183,832	1,162,808
Grupo Mexico SAB de CV, Series B	210,344	904,577
Kimberly-Clark de Mexico SAB de CV, Class A	193,587	279,194
Megacable Holdings SAB de CV	85,064	274,145
Orbia Advance Corp. SAB de CV	188,351	441,202
Promotora y Operadora de Infraestructura SAB de CV	35,690	261,464
Qualitas Controladora SAB de CV	22,308	120,570
Wal-Mart de Mexico SAB de CV	328,956	1,115,816

		11,114,181

Pakistan — 0.0%(d)
Oil & Gas Development Co. Ltd.	120,367	59,457

Philippines — 0.7%
Globe Telecom, Inc.	4,985	304,066
Manila Electric Co.	36,670	241,456
Metro Pacific Investments Corp.	2,685,200	203,603
PLDT, Inc.	10,135	364,641
Puregold Price Club, Inc.	21,200	15,430
San Miguel Corp.	14,660	32,431

		1,161,627

Qatar — 1.4%
Commercial Bank PSQC (The)	99,244	194,890
Industries Qatar QSC	154,063	712,134
Masraf Al Rayan QSC	224,201	302,097
Ooredoo QPSC	90,144	179,991
Qatar Electricity & Water Co. QSC	51,916	254,761
Qatar Fuel QSC	34,317	179,078
Qatar Gas Transport Co. Ltd.	505,353	501,050
Qatar International Islamic Bank QSC	30,012	82,428
Qatar National Bank QPSC	3,854	23,118
United Development Co. QSC	53,011	24,259

		2,453,806

Russia — 4.9%
Alrosa PJSC	200,448	294,880
Federal Grid Co. Unified Energy System PJSC	127,925,624	236,844
Inter RAO UES PJSC	6,142,220	308,304
LUKOIL PJSC	17,853	1,585,007
M.Video PJSC	8,526	41,385
Magnit PJSC	7,858	512,605
Magnitogorsk Iron & Steel Works PJSC	334,440	264,805
MMC Norilsk Nickel PJSC	3,087	865,808
Mobile TeleSystems PJSC	117,839	440,321
Novolipetsk Steel PJSC	155,019	428,262
PhosAgro PJSC	1,940	137,086
ROSSETI PJSC	6,397,653	86,721
Rostelecom PJSC	157,186	151,449
RusHydro PJSC	35,715,691	339,343
Sberbank of Russia PJSC	537,391	1,851,968
Severstal PAO	20,498	399,437
Sistema PJSFC	308,352	80,163
Surgutneftegas PJSC (Preference)	655,737	316,488
Tatneft PJSC	17,275	111,213
Unipro PJSC	4,941,067	154,392

		8,606,481

Saudi Arabia — 3.7%
Abdullah Al Othaim Markets Co.	3,736	105,551
Al Rajhi Bank	40,834	1,621,624
Almarai Co. JSC	25,093	329,356
Arabian Internet & Communications Services Co.*	3,447	190,948
Dr Sulaiman Al Habib Medical Services Group Co.	7,919	349,865
Etihad Etisalat Co.	58,480	508,914
Jarir Marketing Co.	8,859	476,727

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Mobile Telecommunications Co. Saudi Arabia*	12,873	46,115
Mouwasat Medical Services Co.	3,056	161,554
Sahara International Petrochemical Co.	34,977	404,596
Saudi Airlines Catering Co.*	11,088	247,448
Saudi Cement Co.	18,733	280,563
Saudi Ground Services Co.*	23,475	213,161
Saudi Industrial Investment Group	28,301	258,801
Saudi Telecom Co.	31,427	988,727
United Electronics Co.	4,779	178,368
Yanbu Cement Co.	24,759	258,291

		6,620,609

South Africa — 6.3%
African Rainbow Minerals Ltd.	24,191	358,537
Anglo American Platinum Ltd.	3,937	477,024
Aspen Pharmacare Holdings Ltd.	27,247	366,815
AVI Ltd.	71,193	354,188
Barloworld Ltd.	45,695	395,468
Bidvest Group Ltd. (The)	45,199	554,174
Capitec Bank Holdings Ltd.	313	41,098
Clicks Group Ltd.	19,387	372,251
Distell Group Holdings Ltd.*	15,745	173,261
Exxaro Resources Ltd.	20,800	224,727
Foschini Group Ltd. (The)	52,143	435,498
Kumba Iron Ore Ltd.	6,814	243,105
Mr Price Group Ltd.	32,461	430,525
MTN Group Ltd.*	90,830	1,142,272
MultiChoice Group	55,673	456,605
Naspers Ltd., Class N	5,329	861,423
Nedbank Group Ltd.	21,621	268,005
Pepkor Holdings Ltd.(b)	186,681	274,617
Pick n Pay Stores Ltd.	65,970	218,898
Shoprite Holdings Ltd.	48,369	660,896
Sibanye Stillwater Ltd.	156,283	582,525
SPAR Group Ltd. (The)	24,495	267,871
Telkom SA SOC Ltd.*	62,715	202,385
Tiger Brands Ltd.	21,972	261,991
Truworths International Ltd.	125,401	465,379
Vodacom Group Ltd.	66,498	635,257
Woolworths Holdings Ltd.	143,546	495,952

		11,220,747

Taiwan — 11.5%
Asia Cement Corp.	199,000	318,834
Capital Securities Corp.	402,000	237,152
Cheng Shin Rubber Industry Co. Ltd.	299,000	375,887
Chicony Electronics Co. Ltd.	13,551	43,480
China Airlines Ltd.*	424,000	369,483
China Motor Corp.	54,000	119,840
China Steel Corp.	139,000	170,109
Chunghwa Telecom Co. Ltd.	254,000	1,079,506
CTBC Financial Holding Co. Ltd.	1,186,395	1,192,694
E.Sun Financial Holding Co. Ltd.	701,945	738,159
Eclat Textile Co. Ltd.	24,000	532,428
Far Eastern New Century Corp.	410,000	429,505
Far EasTone Telecommunications Co. Ltd.	160,000	375,017
Feng TAY Enterprise Co. Ltd.	39,000	319,846
First Financial Holding Co. Ltd.	604,743	550,691
Formosa Chemicals & Fibre Corp.	118,000	338,255
Formosa Petrochemical Corp.	8,000	27,920
Formosa Taffeta Co. Ltd.	158,000	163,439
Fubon Financial Holding Co. Ltd.	214,700	592,468
Giant Manufacturing Co. Ltd.	31,000	359,052
Globalwafers Co. Ltd.	13,000	371,007
Hotai Motor Co. Ltd.	12,000	262,800
Lite-On Technology Corp.	168,000	388,014
Mega Financial Holding Co. Ltd.	648,233	867,581
momo.com, Inc.	8,400	343,249
Nan Ya Plastics Corp.	366,000	1,155,735
Nien Made Enterprise Co. Ltd.	30,000	423,149
Novatek Microelectronics Corp.	9,000	158,276
Pou Chen Corp.	384,000	446,439
President Chain Store Corp.	58,000	553,965
Realtek Semiconductor Corp.	35,000	679,005
SinoPac Financial Holdings Co. Ltd.	608,580	364,122
Taiwan Cooperative Financial Holding Co. Ltd.	575,650	552,314
Taiwan Fertilizer Co. Ltd.	171,000	415,723
Taiwan Mobile Co. Ltd.	169,000	607,455
Taiwan Semiconductor Manufacturing Co. Ltd.	115,000	2,659,029
Uni-President Enterprises Corp.	347,000	850,487
Yuanta Financial Holding Co. Ltd.	897,291	824,996
Yulon Motor Co. Ltd.	88,000	131,362

		20,388,473

Thailand — 2.4%
Advanced Info Service PCL	104,400	693,482
Bangkok Dusit Medical Services PCL, Class F	260,000	174,921
Bumrungrad Hospital PCL	32,600	138,854
Digital Telecommunications Infrastructure Fund, Class F	360,400	153,707
Electricity Generating PCL	13,900	71,262
Home Product Center PCL	702,800	299,931
Intouch Holdings PCL, NVDR	114,800	265,915
Krung Thai Bank PCL	515,400	218,448
PTT Exploration & Production PCL	150,500	590,685
Ratch Group PCL	73,200	98,141
Siam Commercial Bank PCL (The)	191,700	731,078
Sri Trang Gloves Thailand PCL, NVDR	336,700	293,266
Thai Union Group PCL, Class F	502,100	315,785
Total Access Communication PCL, NVDR	127,300	177,012
Total Access Communication PCL	41,300	57,428

		4,279,915

Turkey — 3.3%
Anadolu Efes Biracilik ve Malt Sanayii A/S	144,201	314,378
Arcelik A/S	100,974	390,016
Aselsan Elektronik Sanayi ve Ticaret A/S	240,148	389,422
BIM Birlesik Magazalar A/S	61,042	322,389
Coca-Cola Icecek A/S	38,263	329,109
Enerjisa Enerji A/S(b)	285,762	316,649
Enka Insaat ve Sanayi A/S	304,229	358,747

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Eregli Demir ve Celik Fabrikalari TAS	193,654	396,605
Ford Otomotiv Sanayi A/S	20,865	388,470
Haci Omer Sabanci Holding A/S	180,834	207,170
Koza Altin Isletmeleri A/S*	17,453	168,954
TAV Havalimanlari Holding A/S*	154,765	426,641
Tofas Turk Otomobil Fabrikasi A/S	56,769	339,457
Turk Hava Yollari AO*	149,586	322,525
Turk Telekomunikasyon A/S	467,057	335,910
Turkcell Iletisim Hizmetleri A/S	283,727	400,140
Turkiye Sise ve Cam Fabrikalari A/S	424,179	439,457

		5,846,039

United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	202,719	496,297
Abu Dhabi Islamic Bank PJSC	56,552	107,348
Aldar Properties PJSC	330,748	373,276
Dubai Islamic Bank PJSC	90,956	136,836
Emirates NBD Bank PJSC	120,957	441,149
Emirates Telecommunications Group Co. PJSC	177,241	1,596,106
First Abu Dhabi Bank PJSC	173,037	942,198

		4,093,210

United States — 0.4%
JBS SA	99,831	662,519

TOTAL COMMON STOCKS (Cost $155,391,495)		176,172,683

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(e)(f) (Cost $477,329)	477,329	477,329

Total Investments — 99.9% (Cost $155,868,824)		176,650,012
Other Assets Less Liabilities — 0.1%		178,075

Net Assets — 100.0%		176,828,087

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.4%
Metals & Mining	7.8
Oil, Gas & Consumable Fuels	6.4
Wireless Telecommunication Services	5.2
Diversified Telecommunication Services	4.3
Food Products	4.2
Electric Utilities	4.0
IT Services	3.9
Food & Staples Retailing	2.7
Textiles, Apparel & Luxury Goods	2.7
Independent Power and Renewable Electricity Producers	2.7
Chemicals	2.7
Beverages	2.7
Transportation Infrastructure	2.3
Industrial Conglomerates	2.3
Pharmaceuticals	2.2
Semiconductors & Semiconductor Equipment	2.2
Specialty Retail	2.0
Construction Materials	1.8
Machinery	1.6
Automobiles	1.6
Gas Utilities	1.2
Real Estate Management & Development	1.2
Health Care Equipment & Supplies	1.2
Insurance	1.2
Personal Products	1.1
Others (each less than 1.0%)	13.1
Short-Term Investments	0.3

Abbreviations

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depository Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $454,887.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2022:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	10	03/2022	USD	611,950	14,224

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Bahrain	$—	$115,888	$—	$115,888
Brazil	17,148,596	—	—	17,148,596
Chile	2,780,009	—	—	2,780,009
China	2,810,114	39,738,827	155,747	42,704,688
Colombia	509,432	—	—	509,432
Czech Republic	656,438	—	—	656,438
Egypt	—	279,150	—	279,150
Greece	286,449	1,450,197	—	1,736,646
Hong Kong	—	486,292	—	486,292
Hungary	399,938	1,018,904	—	1,418,842
India	—	19,494,731	23,605	19,518,336
Indonesia	294,110	4,925,449	—	5,219,559
Kuwait	166,510	2,964,259	—	3,130,769
Malaysia	1,796,933	2,164,041	—	3,960,974
Mexico	11,114,181	—	—	11,114,181
Pakistan	—	59,457	—	59,457
Philippines	380,071	781,556	—	1,161,627
Qatar	1,928,497	525,309	—	2,453,806
Russia	8,606,481	—	—	8,606,481
Saudi Arabia	296,499	6,324,110	—	6,620,609
South Africa	6,392,011	4,828,736	—	11,220,747
Taiwan	—	20,388,473	—	20,388,473
Thailand	3,779,560	500,355	—	4,279,915
Turkey	4,714,165	1,131,874	—	5,846,039
United Arab Emirates	942,198	3,151,012	—	4,093,210
United States	662,519	—	—	662,519

Total Common Stocks	65,664,711	110,328,620	179,352	176,172,683

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	477,329	—	—	477,329

Total Investments in Securities	$66,142,040	$110,328,620	$179,352	$176,650,012

Appreciation in Other Financial Instruments
Futures Contracts	$14,224	$—	$—	$14,224

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$449,126	$496,535	$468,332	$—	$—	$477,329	477,329	$38	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	703,142	17	703,159	—	—	—	—	12	—

Total	$1,152,268	$496,552	$1,171,491	$—	$—	$477,329		$50	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.